Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
The company's provision for (recovery of) income taxes
The company’s provision for income taxes for the years ended December 31 were as follows:

	2018	2017
Current income tax
Current year expense	144.1	200.6
Adjustments to prior years’ income taxes	5.1	(22.6)
	149.2	178.0
Deferred income tax
Origination and reversal of temporary differences	(108.1)	(22.5)
Adjustments to prior years' deferred income taxes	(1.6)	24.3
Change in tax rate related to U.S. tax reform	—	222.4
Other	4.7	6.1
	(105.0)	230.3

Provision for income taxes	44.2	408.3

Earnings before income taxes by jurisdiction
The company’s earnings (loss) before income taxes by jurisdiction and the associated provision (recovery) for income taxes for the years ended December 31 are summarized in the following table:

	2018					2017
	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total	Canada(1)	U.S.(2)	U.K.(3)	Other(4)	Total

Earnings (loss) before income taxes	54.7	(78.2)	(115.4)	1,001.0	862.1	(141.3)	543.5	(72.1)	1,693.1	2,023.2
Provision (recovery) for income taxes	47.4	(27.2)	(24.0)	48.0	44.2	52.9	420.5	(24.6)	(40.5)	408.3
Net earnings (loss)	7.3	(51.0)	(91.4)	953.0	817.9	(194.2)	123.0	(47.5)	1,733.6	1,614.9

(1)	Includes Fairfax India and Fairfax Africa.

(2)
Principally comprised of Crum & Forster, Zenith National, Odyssey Group (notwithstanding that certain operations of Odyssey Group conduct business outside of the U.S.), U.S. Run-off and other associated holding company results.

(3)	Principally comprised of Brit, European Run-off, Advent and other associated holding company results.

(4)
Includes companies in India, Asia, Europe (excluding the U.K.) and Allied World (acquired on July 6, 2017; the majority of Allied World's net earnings (loss) is sourced from its Bermuda operations notwithstanding certain of its operations conduct business in the U.S. and the U.K.).

Reconciliations of the provision for (recovery of) income taxes
Reconciliations of the provision for income taxes calculated at the Canadian statutory income tax rate to the provision for income taxes at the effective tax rate in the consolidated financial statements for the years ended December 31 are summarized in the following table:

	2018	2017
Canadian statutory income tax rate	26.5%	26.5%

Provision for income taxes at the Canadian statutory income tax rate	228.5	536.1
Non-taxable investment income	(289.7)	(116.2)
Tax rate differential on income and losses outside Canada	(36.4)	(445.3)
Change in unrecorded tax benefit of losses and temporary differences	81.6	210.2
Foreign exchange effect	27.4	12.8
Other including permanent differences	25.0	(15.6)
Change in tax rate for deferred income taxes (excluding U.S. tax reform)	4.3	2.2
Provision relating to prior years	3.5	1.7
Change in tax rate for deferred income taxes related to U.S. tax reform	—	222.4
Provision for income taxes	44.2	408.3

Income taxes refundable and payable	Income taxes refundable and payable were as follows:

	December 31, 2018	December 31, 2017
Income taxes refundable	152.3	147.0
Income taxes payable	(80.1)	(95.6)
Net income taxes refundable	72.2	51.4

Changes net income taxes (payable) refundable
Changes in net income taxes refundable during the years ended December 31 were as follows:

	2018	2017
Balance - January 1	51.4	167.3
Amounts recorded in the consolidated statements of earnings	(149.2)	(178.0)
Payments made during the year	229.9	33.4
Acquisitions of subsidiaries (note 23)	7.3	18.8
Deconsolidation of subsidiary (note 23)	(71.3)	—
Foreign exchange effect and other	4.1	9.9
Balance - December 31	72.2	51.4

Changes in net deferred income tax asset
Changes in the net deferred income tax asset during the years ended December 31 were as follows:

	2018
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8
Amounts recorded in the consolidated statement of earnings	(67.6)	5.3	5.5	(15.6)	11.2	128.8	1.1	36.3	105.0
Amounts recorded in total equity	5.0	—	—	—	—	7.6	—	13.9	26.5
Acquisitions of subsidiaries (note 23)	1.4	—	(0.8)	1.4	(4.7)	—	—	9.1	6.4
Deconsolidation of subsidiary (note 23)	(6.1)	—	—	—	4.2	—	—	(15.3)	(17.2)
Foreign exchange effect and other	(13.0)	(1.9)	0.2	(0.2)	13.2	1.0	(0.3)	(2.6)	(3.6)
Balance - December 31	107.4	134.7	96.8	(81.1)	(419.6)	314.9	118.9	225.9	497.9

	2017
	Operating and capital losses	Provision for losses and loss adjustment expenses	Provision for unearned premiums	Deferred premium acquisition costs	Intangible assets	Investments	Tax credits	Other	Total
Balance - January 1	188.8	182.3	126.6	(120.0)	(347.6)	331.9	224.3	146.3	732.6
Amounts recorded in the consolidated statement of earnings	(41.2)	(72.3)	(15.0)	(0.6)	111.0	(140.1)	(106.0)	33.9	(230.3)
Amounts recorded in total equity	—	—	—	—	—	(15.5)	(0.1)	(5.1)	(20.7)
Acquisitions of subsidiaries (note 23)	33.1	20.5	(19.8)	53.6	(195.2)	0.9	—	5.4	(101.5)
Foreign exchange effect and other	7.0	0.8	0.1	0.3	(11.7)	0.3	(0.1)	4.0	0.7
Balance - December 31	187.7	131.3	91.9	(66.7)	(443.5)	177.5	118.1	184.5	380.8